CXApp Acquisition - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2021	Dec. 31, 2020
Assets acquired:
Goodwill, net	$ 0	$ 7,673		$ 6,588
CXApp
Assets acquired:
Cash and cash equivalents			$ 1,153
Trade and other receivables			1,626
Prepaid expenses and other current assets			68
Property and equipment			6
Goodwill, net			15,306
Total assets acquired			36,389
Liabilities assumed:
Accounts payable			203
Deferred revenue			1,319
Accrued expenses and other liabilities			116
Deferred tax liability			2,591
Other tax liability, noncurrent			28
Total liabilities assumed			4,257
Estimated fair value of net assets acquired:			32,132
CXApp | Tradename
Assets acquired:
Intangible assets			2,170
CXApp | Developed Technology
Assets acquired:
Intangible assets			8,350
CXApp | Customer relationships
Assets acquired:
Intangible assets			5,020
CXApp | Non-compete agreements
Assets acquired:
Intangible assets			$ 2,690